Note 15 - Income Taxes (Tables)	12 Months Ended
Nov. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	November 30, 2015	November 30, 2014	November 30, 2013
	%	%	%

Statutory income tax rate	26.5	26.5	26.5

	$	$	$

Statutory income tax recovery	(1,970,643)	(1,021,934)	(3,046,180)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	164,723	417,879	1,446,008
Change in valuation allowance	1,804,406	(995,957)	1,248,045
Difference in net income before taxes between Canadian and U.S dollar	-	160,316	-
Investment tax credit	(168,591)	(9,114)	(164,308)
Financing costs booked to equity	(23,348)	(208,271)	(307,262)
FCR Election	(253,856)	-	-
Foreign exchange change	-	985,544	746,667
True up of tax returns	(15,991)	82,939	77,030
Tax loss expired, etc	463,300	588,598	-
	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	November 30, 2015	November 30, 2014	November 30, 2013
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	6,019,380	6,528,099	6,831,991
Book and tax basis differences on assets and liabilities	2,854,916	1,006,667	992,378
Other	-	47,180	37,136
Ontario harmonization tax credit	-	371,160	399,831
Investment tax credit	-	2,327,722	2,324,856
Undeducted research and development expenditures	5,394,426	2,183,486	2,180,640
	14,268,722	12,464,314	12,766,832
Valuation allowances for deferred tax assets	(14,268,722)	(12,464,314)	(12,766,832)
Net deferred tax assets	-	-	-

Schedule of Operating Losses [Table Text Block]
Canadian income tax losses expiring in the year ended November 30,	Federal
$

2028	(82,315)
2029	(555,540)
2030	(3,373,079)
2031	(5,532,739)
2032	(5,750,052)
2033	(4,562,538)
2034	(149,927)
2035	(2,634,824)
(22,641,014)
United States Federal income tax losses expiring in the year ended November 30,
$

2025	(15,911)
2026	(34,523)
2032	(5,312)
(55,746)